Fair Value Measurements - Schedule of Changes in Level 3 Liabilities Measured at Fair Value (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Beginning balance			$ 23,231,938	$ 3,794,153	$ 3,794,153
Conversion of warrant liabilities			(51,325,017)
Fair value adjustments for warrant liabilities			40,338,368
Cashless warrants exercise related to derivative liability			(11,638,566)
Loss on issuance of Preferred C			2,809,497
Net proceeds from May fund raising			925,114
Change in fair value of derivative liability					(5,921,409)	(482,666)
Reclassification of derivative liability					92,601
Fair value of warrant liability associated with convertible notes					25,266,593
Ending balance	$ 4,341,334		$ 4,341,334		$ 23,231,938	3,794,153
January 19, 2015 [Member]
Fair value of derivative liability on date of issuance						952,600
April 20, 2015 [Member]
Fair value of derivative liability on date of issuance						2,843,811
April 20, 2015 [Member]
Fair value of derivative liability on date of issuance						537,152
October 15, 2015 [Member]
Cashless warrants exercise related to derivative liability						$ (56,744)